Income Taxes - Summary of reconciliation of unrecognized tax benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at January 1	¥ 36,112	$ 5,667	¥ 25,491
Increase	8,646	1,357	12,055
Decrease	(1,447)	(227)	(1,434)
Balance at December 31	¥ 43,311	$ 6,797	¥ 36,112